INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2018
Investments In Associates Tables Abstract
Summarized statement of financial position
IN MILLIONS OF USD	31.12.2018 NUANCE GROUP (CHICAGO) LLC	31.12.2018 MIDWAY PARTNERSHIP LLC	31.12.2018 TOTAL	31.12.2017 NUANCE GROUP (CHICAGO) LLC	31.12.2017 MIDWAY PARTNERSHIP LLC	31.12.2017 TOTAL
Cash and cash equivalents	1.1	1.9	3.0	2.6	1.4	4.0
Other current assets	4.6	3.1	7.7	4.0	2.7	6.7
Non-current assets	2.8	7.2	7.3	3.0	1.0	4.0
Other current liabilities	(3.9)	(2.4)	(3.6)	(3.9)	(2.9)	(6.8)
Net assets	4.6	9.8	14.4	5.7	2.2	7.9
Proportion of Hudson’s ownership	35.0%	50.0%		35.0%	50.0%
Hudson’s share of the equity	1.6	4.9	6.5	2.0	1.1	3.1

Summarized statement of comprehensive income
2018 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PARTNERSHIP LLC	TOTAL
Turnover	19.6	21.7	41.3
Depreciation, amortization and impairment	(0.1)	-	(0.1)
Net profit for the year	(1.0)	0.9	(0.1)
Total comprehensive income	(1.0)	0.9	(0.1)
HUDSON'S SHARE IN PERCENTAGE	35.0	50.0
Net profit for the year	(0.4)	0.5	0.1
Total comprehensive income	(0.4)	0.5	0.1

2017 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PARTNERSHIP LLC	TOTAL
Turnover	18.7	15.1	33.8
Depreciation, amortization and impairment	(0.1)	-	(0.1)
Net profit for the year	(1.0)	0.2	(0.8)
Total comprehensive income	(1.0)	0.2	(0.8)
HUDSON'S SHARE IN PERCENTAGE	35.0	50.0
Net profit for the year	(0.4)	0.1	(0.3)
Total comprehensive income	(0.4)	0.1	(0.3)

2016 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PARTNERSHIP LLC	TOTAL
Turnover	20.0	-	20.0
Depreciation, amortization and impairment	(0.1)	-	(0.1)
Net profit for the year	(2.1)	-	(2.1)
Total comprehensive income	(2.1)	-	(2.1)
HUDSON'S SHARE IN PERCENTAGE	35.0
Net profit for the year	(0.7)	-	(0.7)
Total comprehensive income	(0.7)	-	(0.7)

Reconciliation of the carrying amount of its investments
IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PARTNERSHIP LLC	TOTAL
Net profit	(0.7)	-	(0.7)
Dividends received	(0.2)	-	(0.2)
Carrying value at December 31, 2016	2.4	-	2.4

Contribution to new partnership	-	1.0	1.0
Net profit	(0.4)	0.1	(0.3)
Carrying value at December 31, 2017	2.0	1.1	3.1

Additions	-	3.3	3.3
Net profit	(0.4)	0.5	0.1
Carrying value at December 31, 2018	1.6	4.9	6.5